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                          MFS(R) INVESTMENT MANAGEMENT
                      500 BOYLSTON STREET, BOSTON, MA 02116
                                 (617) 954-5000



                                        August 2, 2004



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Municipal Series Trust (the "Trust") (File Nos. 2-92915 and 811-4096) on Behalf of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland
          Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 39 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2004.

     Please call the undersigned or James Goundrey at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        STEPHANIE A. MOLINARI
                                        Stephanie A. Molinari
                                        Counsel

SAM/bjn